Schedule of Reconciliation of Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Accounting Policies [Abstract]
Cash and cash equivalents	$ 3,636	$ 6,180	$ 10,199
Restricted cash, current portion	355
Restricted cash, net of current portion	2,250		2,450
Total cash and cash equivalents and restricted cash	$ 6,241		$ 12,649